UNITED STATES
              SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

                          FORM 13F-HR/A
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [ x ]; Amendment Number:2

This Amendment (Check only one.): [x] is a restatement.
                         [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:          Cadinha & Co., LLC
Address:  900 Fort Street Mall
          Suite 1240
          Honolulu, Hawaii 96813
13F File Number: 028-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Neil Rose
Title:         Chief Investment Officer
Phone:         808-523-9488
Signature, Place, and Date of Signing:
Neil Rose, Honolulu, Hawaii  October 20, 2008

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:6435550
Form 13F Information Table Value Total:285589 x ($1000)
List of Other Included Managers:

FORM 13F INFORMATION TABLE
			TITLE OF 		VALUE	SHRS OR	SH/	PUT/	INVEST.	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCR.	MGRS.	Sole	Share	None
ISHARES MSCI GERMANY	COM	464286806	19879	1190350	SH		SOLE		118355	0	6800
AMGEN			COM	031162100	243	4040	SH		SOLE		4040	0	0
AMERICAN PWR CONV	COM	029066107	1841	142835	SH		SOLE		141735	0	1100
INTEL			COM	458140100	8223	312524	SH		SOLE		310424	0	2100
MICROSOFT		COM	594918104	8661	158365	SH		SOLE		157565	0	800
AGILENT TECH		COM	00846U101	3953	128638	SH		SOLE		127938	0	700
ALBERTSON'S		COM	013104104	266	8344	SH		SOLE		8344	0	0
ABBOTT LAB.		COM	002824100	888	18810	SH		SOLE		18810	0	0
AUTOMATIC DATA		COM	053015103	8387	154224	SH		SOLE		153124	0	1100
AMERICAN INTL GRP	COM	026874107	6643	82523	SH		SOLE		81923	0	600
AUTOLIV			COM	052800109	178	11405	SH		SOLE		11405	0	0
AMERICA ONLINE		COM	00184A105	495	12335	SH		SOLE		12335	0	0
AMERICAN EXPRESS	COM	025816109	4597	111315	SH		SOLE		110215	0	1100
BANK OF AMERICA		COM	060505104	358	6532	SH		SOLE		6532	0	0
BELLSOUTH		COM	079860102	612	14958	SH		SOLE		14958	0	0
BRISTOL-MYERS SQB.	COM	110122108	1073	18069	SH		SOLE		17669	0	400
PACIFIC CENTURY FINL.	COM	694058108	1383	72809	SH		SOLE		72809	0	0
BP PLC ADR		COM	055622104	386	7774	SH		SOLE		7774	0	0
BERKSHIRE HATH. A	COM	084670108	393	6	SH		SOLE		6	0	0
BANCWEST		COM	059790105	2457	102386	SH		SOLE		102386	0	0
COMPUTER ASSOC INTL	COM	204912109	337	12387	SH		SOLE		12387	0	0
CHEVRON			COM	166751107	1805	20556	SH		SOLE		20056	0	500
DU PONT			COM	263534109	684	16798	SH		SOLE		16798	0	0
DISNEY (WALT)		COM	254687106	2497	87317	SH		SOLE		87317	0	0
DOW CHEMICAL		COM	260543103	622	19690	SH		SOLE		19690	0	0
GILLETTE		COM	375766102	5001	160446	SH		SOLE		160246	0	200
GENERAL DYNAMICS	COM	369550108	5626	89670	SH		SOLE		88870	0	800
GENERAL ELECTRIC	COM	369604103	10054	240172	SH		SOLE		239672	0	500
HOME DEPOT		COM	437076102	4382	101662	SH		SOLE		100362	0	1300
HAWAIIAN ELECTRIC	COM	419870100	294	7963	SH		SOLE		7963	0	0
HONDA MOTOR ADR		COM	438128308	4113	50100	SH		SOLE		50100	0	0
HEINZ (H. J.)		COM	423074103	229	5700	SH		SOLE		5700	0	0
HEWLETT-PACKARD		COM	428236103	3095	98962	SH		SOLE		98962	0	0
IBM			COM	459200101	6424	66790	SH		SOLE		66190	0	600
JOHNSON & JOHNSON	COM	478160104	7666	87638	SH		SOLE		86638	0	1000
J.P. MORGAN CHASE	COM	46625H100	219	4876	SH		SOLE		4876	0	0
KIMBERLY-CLARK		COM	494368103	8379	123529	SH		SOLE		122729	0	800
COCA-COLA		COM	191216100	6675	147801	SH		SOLE		147001	0	800
LILLY (ELI)		COM	532457108	370	4820	SH		SOLE		4820	0	0
LOCKHEED MARTIN		COM	539830109	6278	176098	SH		SOLE		176098	0	0
LUCENT TECH.		COM	549463107	111	11126	SH		SOLE		10726	0	400
MOTOROLA		COM	620076109	1240	86926	SH		SOLE		86926	0	0
MERCK			COM	589331107	2875	37883	SH		SOLE		37883	0	0
PEPSICO			COM	713448108	458	10420	SH		SOLE		10420	0	0
PFIZER			COM	717081103	9499	231965	SH		SOLE		230765	0	1200
PROCTER & GAMBLE	COM	742718109	206	3292	SH		SOLE		3292	0	0
TRANSOCEAN SED. FOR.	COM	G90073100	249	5752	SH		SOLE		5714	0	38
ROHM & HAAS		COM	775371107	312	10125	SH		SOLE		10125	0	0
SBC COMMUN		COM	78387G103	672	15059	SH		SOLE		15059	0	0
SYMBOL TECHN		COM	871508107	859	24602	SH		SOLE		24602	0	0
SCHLUMBERGER		COM	806857108	650	11276	SH		SOLE		11076	0	200
SYSCO			COM	871829107	361	13600	SH		SOLE		13600	0	0
UNUMPROVIDENT		COM	91529Y106	7818	267550	SH		SOLE		266250	0	1300
UNITED PARCEL'B'	COM	911312106	3933	69115	SH		SOLE		68715	0	400
UNITED TECH.		COM	913017109	6092	83110	SH		SOLE		82310	0	800
VERIZON COMM.		COM	92343V104	884	17925	SH		SOLE		17925	0	0
WALGREEN		COM	931422109	10713	262578	SH		SOLE		262578	0	0
WELLS FARGO		COM	949746101	761	15375	SH		SOLE		15375	0	0
WAL-MART STORES		COM	931142103	7731	153095	SH		SOLE		151995	0	1100
EXXON MOBIL		COM	30231G102	16331	201615	SH		SOLE		200615	0	1000